Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate - Rice Acquisition Corp. [Member]	4 Months Ended
Dec. 31, 2020
Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate [Line Items]
Statutory Federal income tax rate	21.00%
Change in Valuation Allowance	(21.00%)
Income Taxes Benefit	0.00%